Exhibit 99.1

Hyundai Auto Receivables Trust 2015-C

Monthly Servicing Report

Collection Period	May 2017
Distribution Date	06/15/17
Transaction Month	21
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	August 14, 2015
Closing Date:	September 16, 2015

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,061,790,025.14	57,449	3.31%	58.28
Original Adj. Pool Balance:	$1,020,665,769.69

		Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$211,000,000.00	19.872%	0.39000%	September 15, 2016
Class A-2-A Notes	Fixed	$250,000,000.00	23.545%	0.99000%	November 15, 2018
Class A-2-B Notes	Floating	$145,000,000.00	13.656%	LIBOR + 0.37%	November 15, 2018
Class A-3 Notes	Fixed	$255,000,000.00	24.016%	1.46000%	February 18, 2020
Class A-4 Notes	Fixed	$83,630,000.00	7.876%	1.78000%	November 15, 2021
Class B Notes	Fixed	$18,370,000.00	1.730%	2.15000%	November 15, 2021
Class C Notes	Fixed	$27,560,000.00	2.596%	2.55000%	November 15, 2021
Class D Notes	Fixed	$22,450,000.00	2.114%	3.15000%	June 15, 2022
Total Securities		$1,013,010,000.00	95.406%

Overcollateralization		$7,655,769.69	0.721%
YSOA		$41,124,255.45	3.873%
Total Original Pool Balance		$1,061,790,025.14	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2-A Notes	$46,551,283.60	0.1862051	$33,143,142.55	0.1325726	$13,408,141.05
Class A-2-B Notes	$26,999,744.49	0.1862051	$19,223,022.68	0.1325726	$7,776,721.81
Class A-3 Notes	$255,000,000.00	1.0000000	$255,000,000.00	1.0000000	$-
Class A-4 Notes	$83,630,000.00	1.0000000	$83,630,000.00	1.0000000	$-
Class B Notes	$18,370,000.00	1.0000000	$18,370,000.00	1.0000000	$-
Class C Notes	$27,560,000.00	1.0000000	$27,560,000.00	1.0000000	$-
Class D Notes	$22,450,000.00	1.0000000	$22,450,000.00	1.0000000	$-
Total Securities	$480,561,028.08	0.4743892	$459,376,165.22	0.4534764	$21,184,862.86

Weighted Avg. Coupon (WAC)	3.15%		3.15%
Weighted Avg. Remaining Maturity (WARM)	39.02		38.10
Pool Receivables Balance	$513,651,238.92		$491,572,021.05
Remaining Number of Receivables	42,116		41,334

Adjusted Pool Balance	$495,871,014.63		$474,686,151.77

III. COLLECTIONS

Principal:
Principal Collections	$21,603,469.50
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$519,661.34
Total Principal Collections	$22,123,130.84

Interest:
Interest Collections	$1,325,180.78
Late Fees & Other Charges	$41,425.93
Interest on Repurchase Principal	$-
Total Interest Collections	$1,366,606.71

Collection Account Interest	$10,062.47
Reserve Account Interest	$1,329.71
Servicer Advances	$-

Total Collections	$23,501,129.73

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Hyundai Auto Receivables Trust 2015-C

Monthly Servicing Report

Collection Period	May 2017
Distribution Date	06/15/17
Transaction Month	21
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$23,501,129.73
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$23,501,129.73

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$428,042.70	$-	$428,042.70	428,042.70
	Collection Account Interest					$10,062.47
	Late Fees & Other Charges					$41,425.93
Total due to Servicer						$479,531.10

2.	Class A Noteholders Interest:
	Class A-1 Notes		$-		$-
	Class A-2-A Notes		$38,404.81		$38,404.81
	Class A-2-B Notes		$31,599.01		$31,599.01
	Class A-3 Notes		$310,250.00		$310,250.00
	Class A-4 Notes		$124,051.17		$124,051.17

	Total Class A interest:		$504,304.99		$504,304.99	504,304.99

3.	First Priority Principal Distribution:		$-		$-	0.00

4.	Class B Noteholders Interest:		$32,912.92		$32,912.92	32,912.92

5.	Second Priority Principal Distribution:		$-		$-	0.00

6.	Class C Noteholders Interest:		$58,565.00		$58,565.00	58,565.00

7.	Third Priority Principal Distribution:		$-		$-	0.00

8.	Class D Noteholders Interest:		$58,931.25		$58,931.25	58,931.25

	Available Funds Remaining:					$22,366,884.47

9.	Regular Principal Distribution Amount:					21,184,862.86

			Distributable Amount		Paid Amount
	Class A-1 Notes				$-
	Class A-2-A Notes				$13,408,141.05
	Class A-2-B Notes				$7,776,721.81
	Class A-3 Notes				$-
	Class A-4 Notes				$-
	Class A Notes Total:		$21,184,862.86		$21,184,862.86
	Class B Notes Total:		$-		$-
	Class C Notes Total:		$-		$-
	Class D Notes Total:		$-		$-
	Total Noteholders Principal		$21,184,862.86		$21,184,862.86

10.	Required Deposit to Reserve Account					0.00

11.	Trustee Expenses					0.00

12.	Remaining Available Collections Released to Certificateholder					1,182,021.61

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$17,780,224.29
Beginning Period Amount	$17,780,224.29
Current Period Amortization	$894,355.01
Ending Period Required Amount	$16,885,869.28
Ending Period Amount	$16,885,869.28
Next Distribution Date Required Amount	$16,014,919.75

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Hyundai Auto Receivables Trust 2015-C

Monthly Servicing Report

Collection Period	May 2017
Distribution Date	06/15/17
Transaction Month	21
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,551,664.42
Beginning Period Amount	$2,551,664.42
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,551,664.42
Ending Period Amount	$2,551,664.42

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$15,309,986.55	$15,309,986.55	$15,309,986.55
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	3.09%	3.23%	3.23%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.81%	40,843	98.55%	$484,459,696.66
30 - 60 Days	0.92%	381	1.10%	$5,406,461.79
61 - 90 Days	0.22%	90	0.29%	$1,403,939.07
91-120 Days	0.05%	20	0.06%	$301,923.53
121 + Days	0.00%	0	0.00%	$-
Total		41,334		$491,572,021.05

Delinquent Receivables 30+ Days Past Due
Current Period	1.19%	491	1.45%	$7,112,324.39
1st Preceding Collection Period	1.01%	424	1.24%	$6,377,564.29
2nd Preceding Collection Period	0.98%	421	1.19%	$6,390,725.00
3rd Preceding Collection Period	1.07%	467	1.27%	$7,106,674.92
Four-Month Average	1.06%		1.29%

Repossession in Current Period		26		$291,300.38
Repossession Inventory		61		$238,390.13

Current Charge-Offs
Gross Principal of Charge-Offs				$475,748.37
Recoveries				$(519,661.34)
Net Loss				$(43,912.97)

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				-0.10%

Average Pool Balance for Current Period				$502,611,629.98

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				-0.10%
1st Preceding Collection Period				0.40%
2nd Preceding Collection Period				1.58%
3rd Preceding Collection Period				0.34%
Four-Month Average				0.55%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	46	1,343	$18,927,086.85
Recoveries	46	1,127	$(9,634,458.74)
Net Loss			$9,292,628.11
Cumulative Net Loss as a % of Initial Pool Balance			0.88%

Net Loss for Receivables that have experienced a Net Loss *	30	1,011	$9,311,973.10
Average Net Loss for Receivables that have experienced a Net Loss			$9,210.66

Principal Balance of Extensions			$1,548,381.02
Number of Extensions			100

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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